Debt	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Debt

4. Debt

        The following table summarizes the major components of debt at each balance sheet date and provides the maturities and interest rate ranges of each major category of debt:

	September 30, 2015	December 31, 2014
Revolving line of credit with lenders ("Revolver"), interest at applicable rate plus margin, as defined due quarterly; balance due at maturity in October 2017	$—	$
Note payable; discounted at 7.3%, annual payments varied; balance due 2029	3.9		3.8
Note payable; discounted at 8.5%, annual payments of $0.2; balance due February 2018; collateralized by real property	—		0.6
Term loans ("Term Loan B"); quarterly payments of $4.5 commencing March 31, 2013 through June 30, 2019 with final payment due October 9, 2019; interest at LIBOR floor of 0.75% plus an applicable margin of 300 basis points at June 30, 2015 and December 31, 2014	1,685.5		1,749.0
Senior notes payable; interest at 8.25% payable in arrears semi-annually commencing April 1, 2013; maturing on October 1, 2020	550.0		550.0
Capital lease obligations, maturing through 2024	26.5		23.3
Other debt	13.1		0.5

	2,279.0		2,327.2
Less: Original issue discount	(21.3)		(23.7)
Less: Current portion	(12.5)		(25.3)

	$2,245.2		$2,278.2

        All borrowings under the Term Loan B and the Revolver are guaranteed by each of the Company's current and future U.S. subsidiaries (which also guarantee the 8.25% senior notes), subject to certain agreed-upon exemptions. The Company has one non-guarantor foreign subsidiary that is minor, as its revenues, income from continuing operations before taxes, assets and cash flow from operations is less than 3% of the Company's consolidated amounts. All guarantors are jointly and severally and fully and unconditionally liable. The Parent has no independent assets or operations and each subsidiary guarantor is 100% owned by the Company. There are no significant restrictions on the Company or any guarantor to obtain funds from its subsidiaries by dividend or loan.

  Revolver and Letter of Credit Facilities

        As of September 30, 2015, the Company had an aggregate committed capacity of $300.0, of which $100.0 was available for letters of credit under its credit facilities. The Company's Revolver is its primary source of letter of credit capacity and expires in October 2017. As of September 30, 2015 and December 31, 2014, the Company had an aggregate of approximately $58.5 and $58.1 of letters of credit outstanding under its credit facilities. No other amounts were outstanding as of September 30, 2015 or December 31, 2014.

  Debt Borrowings and Repayments

        The Company repaid $35.0 under its Revolver, $63.5 on its Term Loan B and $5.4 on various other obligations in cash during the nine months ended September 30, 2015. The Company had $35.0 of borrowings on the Revolver during the nine months ended September 30, 2015 and issued notes payable and capital leases of $15.0 in connection with the purchase of land, an acquisition of a business and capital procurement.

        In February 2014, the Company refinanced its Term Loan B in an amount equal to the outstanding principal at December 31, 2013 bearing interest at a LIBOR floor of 0.75% plus 300 basis points or the base rate as defined plus 200 basis points. No gain or loss was recorded upon the modification and total costs deferred and amortized over the remaining term of the loan in connection with the transaction were approximately $1.2 for the nine months ended September 30, 2014. The covenants remained unchanged from the previous debt and the Company was in compliance with the covenants.